Securities - Debt Securities, Held-to-maturity, Credit Quality Indicator (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 49,578	$ 56,194
Unrealized gain (loss)	$ (4,867)	$ (6,202)
Ratings	0.00%	0.00%
Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 29,740	$ 34,188
Unrealized gain (loss)	$ (3,492)	$ (4,228)
Ratings	0.00%	0.00%
U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 9,123	$ 10,863
Unrealized gain (loss)	$ (612)	$ (895)
Ratings	0.00%	0.00%
U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 4,146	$ 4,206
Unrealized gain (loss)	$ (401)	$ (534)
Ratings	0.00%	0.00%
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 3,411	$ 4,014
Unrealized gain (loss)	$ (295)	$ (411)
Ratings	0.00%	0.00%
Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 2,137	$ 1,897
Unrealized gain (loss)	$ (64)	$ (107)
Ratings	0.00%	0.00%
Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 983	$ 983
Unrealized gain (loss)	$ (1)	$ (26)
Ratings	0.00%	0.00%
Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 26	$ 30
Unrealized gain (loss)	$ 0	$ 1
Ratings	2.00%	1.00%
Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 12	$ 13
Unrealized gain (loss)	$ (2)	$ (2)
Ratings	100.00%	93.00%
AAA/ AA-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	25.00%	22.00%
AAA/ AA- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	2.00%
A+/ A-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	54.00%	58.00%
A+/ A- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	2.00%
BBB+/ BBB-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	2.00%	2.00%
BBB+/ BBB- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	3.00%
BB+ and lower
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	17.00%	17.00%
BB+ and lower | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%